INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Components Of Income Tax Expense Benefit [Abstract]
Summary of Components of Income Tax Expense (Benefit) as follows

In thousands of euro	2021	2020	2019
Current tax
Current year	(3,404)	(2,186)	(294)
Other taxes	—	(431)	(5)
True up adjustments for taxes for prior years	(178)	22,040	7,163
Total current tax income	(3,582)	19,423	6,864

Deferred tax
True up adjustments for taxes for prior years	984	954	—
Relating to origination and reversal of temporary differences	(495)	(2,575)	65
Relating to changes in tax rates	(3,258)
Total deferred tax	(2,769)	(1,621)	65
Total tax income recognized in consolidated statement of profit or loss	(6,351)	17,802	6,929

Summary of Movements In Deferred Tax Balances
B.    Movements in deferred tax balances

In thousands of euro	2021	2020
At January 1,	(1,616)	159
Deferred tax (expense)/income	(2,769)	(1,621)
Additions through business combinations	—	(56)
Foreign exchange differences	(290)	(98)
At December 31,	(4,675)	(1,616)
C.    Breakdown of net deferred tax balance

In thousands of euro	2021	2020
RDEC	4,730	—
Tax losses	27,396	14,213
Other differences	459	202
Tangible and Intangible fixed assets	(37,260)	(16,031)
Net deferred tax	(4,675)	(1,616)

Summary of Unrecognised Deferred Tax Assets As Follows
Deferred tax assets have not been recognized in respect of the following items, because it is not sufficiently certain at this stage, the amount of future taxable profit that will be available against which the Group can use the benefits therefrom.

In thousands of euro	2021	2020
Tax losses	109,159	32,327
Share options	—	149
Tangible and Intangible fixed assets	—	1,063
Other temporary differences	1,860	2,096
Total	111,019	35,635

E.    Tax losses carried forward

	2021		2020		2019
In thousands of euro	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
Tax losses	437,986	109,159	162,574	32,327	60,009	10,224

Summary of Tax Losses Carried Forward As Follows	Tax losses for which no deferred tax asset was recognized and expire as follows:

In thousands of euro	2021	2020	2019
Expiry before 2038	24,703	22,770	7,457
No expiry	413,283	139,804	133,988

Summary of Reconciliation of Effective Tax Rate As Follows	Reconciliation of effective tax rate

In thousands of euro	2021	2021	2020	2020	2019	2019
Loss before tax from continuing operations		(1,097,224)		(101,017)		(55,025)
Tax rate using the Company’s domestic tax rate	24.94%	(273,648)	24.94%	(25,194)	24.94%	(13,723)
Effect of tax rates in foreign jurisdictions	(1.06%)	11,674	(4.17%)	4,212	(5.97%)	3,283
Effects of other tax reliefs	0.09%	(962)	—%	—	—%	—
Non-deductible expenses	(23.35%)	256,191	(2.70%)	2,727	(0.31%)	172
Tax exempt income/tax incentives	3.46%	(37,917)	0.85%	(855)	0.03%	(16)
Current year losses for which no deferred tax asset is recognized	(4.63%)	50,828	(23.46%)	23,696	(19.10%)	10,511
True up adjustments for taxes for prior years*	0.07%	(806)	22.76%	(22,994)	13.02%	(7,162)
Tax rate changes	(0.30%)	3,316	—%	—	—%	—
Deferred tax asset recognized on prior year intercompany profit elimination	0.21%	(2,345)	—%	—	—%	—
Other domestic taxes	—%	20	(0.60%)	606	(0.01%)	6
Income tax income	(0.58)%	6,351	17.62%	(17,802)	12.59%	(6,929)
*True up adjustment for taxes for prior years relate to changes in estimates to UK R&D claims for prior periods, which were calculated and submitted in 2020.